Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and equivalents	$ 217.8	$ 94.2
Trade and other receivables, net	69.9	66.6
Prepaid expenses	40.3	36.4
Assets of discontinued operations		156.2
Other current assets	2.0	5.3
Total current assets before customer trust funds	330.0	358.7
Customer trust funds	2,603.5	4,099.7
Total current assets	2,933.5	4,458.4
Property, plant, and equipment, net	104.4	102.0
Goodwill	1,927.4	1,961.0
Other intangible assets, net	187.5	206.5
Other assets	1.6	2.0
Total assets	5,154.4	6,729.9
Current liabilities:
Current portion of long-term debt	6.8
Accounts payable	41.5	44.4
Accrued interest	0.1	15.9
Deferred revenue	17.2	14.0
Employee compensation and benefits	54.5	68.8
Liabilities of discontinued operations	0.2	19.6
Other accrued expenses	23.6	15.0
Total current liabilities before customer trust funds obligations	143.9	177.7
Customer trust funds obligations	2,619.7	4,105.5
Total current liabilities	2,763.6	4,283.2
Long-term debt, less current portion	663.5	1,119.8
Employee benefit plans	153.3	152.4
Other liabilities	42.0	45.5
Total liabilities	3,622.4	5,600.9
Commitments and contingencies (Note 15)
Stockholders’ equity:
Common stock, $0.01 par, 500,000,000 shares authorized, 139,453,710 shares issued and outstanding as of December 31, 2018, and 150,000,000 shares authorized, 65,285,962 shares issued and outstanding as of December 31, 2017	1.4	0.7
Additional paid in capital	2,325.6	1,565.4
Accumulated deficit	(419.3)	(348.2)
Accumulated other comprehensive loss	(375.7)	(312.1)
Total stockholders’ equity	1,532.0	1,091.2
Noncontrolling interest		37.8
Total equity	1,532.0	1,129.0
Total liabilities and equity	$ 5,154.4	6,729.9
Senior Preferred Stock [Member]
Stockholders’ equity:
Preferred stock		184.8
Total equity		184.8
Junior Preferred Stock [Member]
Stockholders’ equity:
Preferred stock		0.6
Total equity		$ 0.6